Pensions and other post-retirement benefits - Asset allocation strategy (Details)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
UK | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	18.00%	21.00%	23.00%
Liability-matching assets	82.00%	79.00%	77.00%
US | Pensions
Disclosure of fair value of plan assets [line items]
Return-seeking assets	55.00%	49.00%	56.00%
Liability-matching assets	45.00%	51.00%	44.00%
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Return-seeking assets	74.00%	71.00%	73.00%
Liability-matching assets	26.00%	29.00%	27.00%